Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 791,265	$ 1,963
Additions	502,558	802,688
Recognized to revenue during the year	(791,214)	(7,432)
Exchange adjustment	(2,363)	(5,954)
Ending balance	$ 500,246	$ 791,265